Finance income/(costs) - net (Tables)	12 Months Ended
Dec. 31, 2022
Finance income/(costs) - net
Summery of finance income/(costs) - net

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Finance income
Interests from
- bank deposits	433	1,189	1,947
- others	—	204	914
Net exchange gains	27,897	19,108	—
	28,330	20,501	2,861
Finance costs
Interests on
- lease liabilities	(2,069)	(2,999)	(2,459)
- borrowings	(3,298)	(1,311)	(3,914)
- redemption liabilities (Note 31)	—	(941)	(1,148)
Net exchange losses	—	—	(103,964)
Others	(260)	—	—
	(5,627)	(5,251)	(111,485)
Finance income/(costs) – net	22,703	15,250	(108,624)